Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Income Tax Expense (Recovery)
(a) Income tax expense (recovery)

	Years ended December 31,
	2019	2018
Current income tax:
Current period expense	817	1,015
Deferred income tax:
Origination and reversal of temporary differences	(33,145)	(363)
Deferred tax adjustments related to prior periods	(9)	(204)
Deferred income tax recovery	(33,154)	(567)
Income tax expense (recovery)	(32,337)	448

Summary of Effective Tax Rate Reconciliation
(b) Effective tax rate reconciliation

	Years ended December 31,
	2019	2018
Income tax at Canadian statutory rate of 36.5% (2018: 36.5%)	(31,279)	(12,891)
Permanent differences	885	10,271
Foreign tax rate differential	(191)	131
Unrecognized tax benefits	(1,793)	3,151
Deferred tax adjustments related to prior periods	41	(204)
Other	-	(10)
Income tax expense (recovery)	(32,337)	448

Summary of Deferred Tax Assets and Liabilities
(c) Deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2019	2018
Property, plant and equipment	(156,669)	(177,664)
Other financial assets	2,951	3,204
Provisions	17,009	18,279
Tax loss carry forwards	86,006	72,388
Deferred tax liability	(50,703)	(83,793)

Summary of Unrecognized Deferred Tax Assets and Liabilities
(d) Unrecognized deferred tax assets and liabilities

	As at December 31,
	2019	2018
Deductible temporary differences:
Debt	65,024	78,035
Other investments	33,344	34,873
Losses and tax pools	31,823	-
Other financial assets	17,713	21,722
Deferred tax asset:
Debt	8,778	10,535
Other investments	4,501	4,708
Losses and tax pools	8,592	-
Other financial assets	2,398	3,139